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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2000 Check here if Amendment [ ]; Amendment Number:
                                                  -----------------------

                        This Amendment (Check only one.):
                                is a restatement.
                           adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             White Rock Capital Management, L.P.
Address:          3131 Turtle Creek Boulevard, Suite 800
                  Dallas, Texas 75219

Form 13F File Number:  28-7520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Thomas U. Barton
Title:             President of White Rock Capital, Inc., the general partner of the Institutional Investment Manager
Phone:             (214) 526-1465

Signature, Place, and Date of Signing:
/S/ THOMAS U. BARTON
--------------------------------------
[Signature]
Dallas, Texas
--------------------------------------
[City, State]
November 10, 2000
--------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         10

Form 13F Information Table Value Total:

         $ 132,496 (thousands)

List of Other Included Managers:

               Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE





                                                        White Rock Capital
                                                             Form 13F
                                                        September 30, 2000

--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- ------------------------
                      Title of                Value      Shares/   Sh/    Put/     Invstmt      Other          Voting Authority
Name of Issuer        Class       CUSIP       (x$10.00)  Prn Amt   Prn    Call     Dscretn      Managers    Sole   Authority  None
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- ------------------------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Generex
Biotechnology Corp.   COM         371485103   5995       482000    SH              Sole                     482000
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------- -----
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------- -----
Hain Celestial
Group, Inc.           COM         405217100   3512       100000    SH              Sole                     100000
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------- -----
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------- -----
IGEN International,
Inc.                  COM         449536101   6500       323000    SH              Sole                     323000
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------- -----
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------- -----
Microtune, Inc.       COM         59514P109   19495      363966    SH              Sole                     363966
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------- -----
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------- -----
National Discount
Brokers Group         COM         635646102   40278      1301900   SH              Sole                     1301900
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------- -----
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------- -----
Osicom                                                                             Sole
Technologies, Inc.    COM         688271501   11984      484200    SH                                       484200
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------- -----
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------- -----
Read-Rite Corp.       COM         755246105   9000       800000    SH              Sole                     800000
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------- -----
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------- -----
SoftNet Systems,                                                                   Sole
Inc.                  COM         833964109   5455       913900    SH                                       913900
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------- -----
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------- -----
WebFinancial
Corp.-Warrants        COM         94767P118   6          69000     SH              Sole                     69000
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------- -----
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------- -----
ZixIt Corporation     COM         98974P100   30271      992500    SH              Sole                     992500
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------- -----
--------------------- ----------- ----------- ---------- --------- -------------------------------------------------- ------- -----

REPORT SUMMARY        10 DATA
                      RECORDS                 132,496              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
--------------------- ----------- ----------- ---------- --------- ----------------------------------------------------------------
